Subsequent Events	2 Months Ended	9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020
SUBSEQUENT EVENTS
Subsequent Events

Note 8 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date and through January 29, 2020, the date that the financial statements were issued. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On January 27, 2020, the Company changed its name to Churchill Capital Corp III.

On January 28, 2020, the Company amended its Certificate of Incorporation such that the Company is authorized to 1) issue 250,000,000 shares of Class A common stock with a par value of $0.0001 per share and 2) issue 50,000,000 shares of Class B common stock with a par value of  $0.0001 per share.

On February 12, 2020, the Company effected a stock dividend of one-third of a share of Class B common stock for each share outstanding and on February 13, 2020, the Company effected a stock dividend of approximately 0.1957 shares of Class B common stock for each share outstanding, resulting in 27,500,000 Founder Shares being issued and outstanding. All share and per-share amounts have been retroactively restated to reflect the stock dividend.

On February 12, 2020, the Company amended the Promissory Note with the Sponsor, pursuant to which the amount of borrowings available under the Promissory Note was increased to $600,000.

In 2020, the Company borrowed an aggregate of $209,000 under the Promissory Note, bringing the total outstanding balance under the Promissory Note to $334,600.

NOTE 9. SUBSEQUENT EVENTS

The Company has evaluated subsequent events after the balance sheet date through November 13, 2020, the date of issuance of these financial statements.

Business Combination

As described in Note 1, the Company completed the Transactions on October 8, 2020. The Transactions were accounted for as a reverse recapitalization, with no goodwill or other intangible assets recorded, in accordance with GAAP.

Additionally, the compensation committee of the Company’s board of directors approved a transaction bonus pool (in an aggregate amount of up to $20 million) that will be paid to employees, including executive officers, contingent on and after consummation of the Transactions, in recognition of their efforts in connection with the completion of the Transactions. As a result, the Company will record an expense of approximately $20 million related to the transaction bonuses during the fourth quarter of 2020.

The consummation of the Mergers constituted a definitive liquidity event under the agreements governing the Holdings unit awards (the “Holdings Units”) and as a result all unvested Holdings Units vested on October 7, 2020. Therefore, the Company will record expense of $106.2 million related to the accelerated vesting during the fourth quarter of 2020. The Company recorded these awards within shareholders’ equity as an equity contribution from Holdings based on the fair value of the outstanding Holdings Units at each reporting period. The settlement of these awards was made in a combination of cash and shares of Churchill’s Class A common stock and was included in the aggregate consideration paid to Polaris Parent Corp.’s owners.

Debt Refinancing

On October 29, 2020, MPH Acquisition Holdings LLC, a wholly owned subsidiary of the Company, issued and sold $1.3 billion in aggregate principal amount of 5.750% Senior Notes due 2028 (the “5.750% Notes”), under an Indenture dated as of October 29, 2020, by and among MPH Acquisition Holdings LLC, the guarantors party thereto and Wilmington Trust, National Association, as trustee. MPH Acquisition Holdings LLC also entered into an amendment to increase the commitments under its senior secured revolving credit facility from $100.0 million to $450.0 million, and the revolving credit facility will require MPH Acquisition Holdings LLC to maintain a maximum first lien secured leverage ratio of 6.75 to 1.00. The Company used the net proceeds from the 5.750% Notes, together with $715.0 million of cash on hand, (i) to redeem, satisfy and discharge all of MPH Acquisition Holdings LLC’s 7.125% Senior Notes due 2024 and repay $369.0 million of indebtedness under MPH Acquisition Holdings LLC’s senior secured term loan facility and (ii) to pay fees and expenses in connection therewith.

Acquisition of HSTechnology Solutions, Inc.

On November 9, 2020, MultiPlan Corporation acquired 100 percent of HSTechnology Solutions, Inc. (“HST”) for $140 million in cash. The acquisition will be accounted for as a business combination in accordance with ASC 805. Due to the timing of the acquisition, our initial accounting for the HST acquisition is incomplete. In connection with this acquisition, we incurred approximately $4.3 million of transaction costs.

HST is a leading reference-based pricing growth company that uses sophisticated data analytics and tools to engage members and providers on the front and back end of healthcare. The acquisition increases the value that MultiPlan Corporation offers to healthcare payors by adding complementary services to help them better manage cost, enhances MultiPlan Corporation’s analytics products and services and further extends the company into adjacent customer segments such as TPAs and Regional Health Plans.